Benefit from Income Taxes - Schedule of (Benefit) Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current taxes
Federal (benefit) provision	$ 7	$ (919)
State (benefit) provision	(75)	(474)
Foreign provision	(110)	134
Total current (benefit) provision	(178)	(1,259)
Deferred taxes
Federal benefit	(32,725)	(19,425)
State benefit	(12,632)	(8,227)
Foreign benefit	(2,949)	(1,877)
Valuation allowance	45,230	22,899
Total deferred benefit	(3,076)	(6,630)
Total benefit from income taxes	$ (3,254)	$ (7,889)